Employee Benefits - Amounts Recognized in Relation to Net Defined Benefit Liabilities in Statements of Financial Position (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	₩ 2,416,203	₩ 2,117,829
Fair value of plan assets	(2,255,149)	(1,997,717)
Present value of non-funded obligations	15,677	19,332
Net defined benefit liabilities	₩ 176,731	₩ 139,444